Other Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at December 31,	2023	2022
Private Equity Investments (Note 35)	131	55
Precious Metals	76	86
Net Investment in Finance Leases	61	62
Long-Term Receivables and Prepaids	50	120
Intangible Assets (1)	—	19
	318	342
(1) For the year ended December 31, 2022, $49 million of previously capitalized intangible asset costs were written off as DD&A in the Oil Sands segment as the carrying value was not considered to be recoverable.